Income Taxes (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deferred tax asset:
Net operating loss carryforward	$ 1,784,000	$ 952,000
Property and equipment	37,000	37,000
Exploration costs	58,000	85,000
Stock based compensation	96,000	96,000
Financing costs		23,000
Asset retirement obligation	54,000	42,000
Total deferred tax assets	2,029,000	1,235,000
Valuation allowance	(2,029,000)	(1,235,000)
Net deferred tax assets